CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Value
Canada- 6.2%
Canadian Imperial Bank of Commerce	17,710	$ 1,604,703
Kinross Gold Corporation	79,600	2,241,536
		3,846,239
China- 4.1%
NetEase, Inc.	49,400	1,359,811
Xiaomi Corp - Class B (a)	234,800	1,185,054
		2,544,865
France- 8.8%
AXA SA	29,460	1,413,387
Bureau Veritas SA	42,320	1,346,191
Cie de Saint-Gobain S.A.	13,880	1,411,349
Ipsen SA	8,970	1,251,460
		5,422,387
Germany- 7.5%
Allianz SE	3,554	1,643,132
GEA Group AG	24,210	1,636,011
Siemens Energy A.G.	9,700	1,360,670
		4,639,813
Hong Kong- 1.9%
Chow Tai Fook Jewellry Group Ltd.	724,000	1,156,757

Italy- 7.4%
Assicurazioni Generali SpA	34,030	1,421,925
Eni SpA	66,700	1,264,253
Intesa Sanpaolo SpA	269,160	1,859,746
		4,545,924
Japan- 16.0%
Hoshizaki Corp	34,736	1,157,119
Kao Corporation	32,100	1,281,267
Mizuho Financial Group, Inc.	38,900	1,419,756
Obayashi Corp	74,700	1,563,445
Otsuka Corp.	60,900	1,254,985
Sony Corporation	55,300	1,418,617
Sumitomo Mitsui Financial Group, Inc.	54,300	1,746,510
		9,841,699
Korea (Republic Of)- 4.3%
Coway Company Ltd.	20,800	1,249,755
KB Financial Group, Inc.	16,800	1,443,497
		2,693,252
Luxembourg- 2.1%
Allegro.eu S.A. (a)	148,570	1,275,656

Malaysia- 1.9%
Tenaga Nasional Bhd	350,900	1,185,484

Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

COMMON STOCKS - 89.6% (Continued)	Shares	Value
Netherlands- 0.1%
Magnum Ice Cream Company N.V. (The)(a)	2,052	$32,572

Singapore- 3.1%
DBS Group Holdings Ltd. (a)	42,970	1,882,843

South Korea- 2.3%
SK Hynix, Inc.	3,190	1,441,959

Spain- 5.9%
Banco Santander S.A.	157,530	1,854,029
CaixaBank S.A.	147,980	1,809,050
		3,663,079
Sweden- 2.2%
Swedish Orphan Biovitrum A.B. (a)	37,200	1,335,267

Switzerland- 2.1%
Novartis A.G.	9,290	1,280,254

Taiwan Province Of China- 2.6%
Hon Hai Precision Industry Co Ltd	220,000	1,615,371

Thailand- 1.7%
CP All Plc.	752,100	1,039,706

United Kingdom- 9.4%
Coca-Cola Europacific Partners plc	15,150	1,374,105
Rolls-Royce Holdings plc	128,500	1,987,497
Sage Group plc (The)	93,940	1,366,415
Unilever plc	16,676	1,089,618
		5,817,635

Total Common Stocks (Cost $49,965,031)		55,260,762

DEPOSITARY RECEIPTS – 5.8%	Shares	Value

Energy - 2.0%
Oil & Gas Producers - 2.0%
BP PLC - ADR	35,410	1,229,789

Technology - 3.8%
Semiconductors - 3.8%
Taiwan Semiconductor Manufacturing Company Ltd- ADR	7,625	2,317,162

Total Depositary Receipts (Cost $2,991,548)		3,546,951

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
Equity - 1.5%
iShares MSCI India ETF	16,960	$ 916,688

Total Exchange-Traded Funds (Cost $911,920)		916,688

MONEY MARKET FUNDS - 3.0%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 3.66%(b) (Cost $1,861,494)	1,861,494	1,861,494

Total Investments at Value - 99.9% (Cost $55,729,993)		$61,585,895

Other Assets in Excess of Liabilities - 0.1%		62,226

Net Assets - 100.0%		$61,648,121

ADR – American Depositary Receipt
A.G. – Aktiengesellschaft
PLC – Public Limited Company
S.A. – Societe anonyme (a) Non-income producing security. (b) The rate shown is the 7-day effective yield as of December 31, 2025.